(11) Monitoring Equipment: Schedule Of Monitoring Property And Equipment (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule Of Monitoring Property And Equipment

	June 30,	September 30,
	2013	2012
Monitoring equipment	$ 3,686,213	$ 3,841,876
Less: accumulated depreciation	(1,572,572)	(669,929)
Monitoring equipment, net of accumulated depreciation	$ 2,113,641	$ 3,171,947